Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	$ 1,339,839
Balance	1,244,530	$ 1,339,839
Reclassifed to mineral property interests	(113,765,931)	(109,136,672)
Land and Building [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	630,000
Balance	630,000	630,000
Machinery [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	314,705
Balance	226,065	314,705
Motor Vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	282,122
Balance	205,868	282,122
Office Equipment and Furniture [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	89,991
Balance	171,923	89,991
Computer Software [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	23,021
Balance	10,674	23,021
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	2,055,439	2,077,528
Balance	2,034,138	2,055,439
Additions	137,194	92,835
Disposals	(141,547)	(111,701)
Reclassifed among asset groups
Reclassifed to mineral property interests	(10,685)
Foreign currency translation impact	(6,263)	(3,223)
Cost [Member] | Land and Building [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	630,000	630,000
Balance	630,000	630,000
Additions
Disposals
Reclassifed among asset groups
Reclassifed to mineral property interests
Foreign currency translation impact
Cost [Member] | Machinery [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	485,617	408,358
Balance	457,659	485,617
Additions	1,023	77,259
Disposals
Reclassifed among asset groups	(18,296)
Reclassifed to mineral property interests	(10,685)
Foreign currency translation impact
Cost [Member] | Motor Vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	579,032	579,032
Balance	486,490	579,032
Additions
Disposals	(110,838)
Reclassifed among asset groups	18,296
Reclassifed to mineral property interests
Foreign currency translation impact
Cost [Member] | Office Equipment and Furniture [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	267,275	266,364
Balance	369,528	267,275
Additions	136,171	15,576
Disposals	(30,709)	(12,259)
Reclassifed among asset groups
Reclassifed to mineral property interests
Foreign currency translation impact	(3,209)	(2,406)
Cost [Member] | Computer Software [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	93,515	193,774
Balance	90,461	93,515
Additions
Disposals		(99,442)
Reclassifed among asset groups
Reclassifed to mineral property interests
Foreign currency translation impact	(3,054)	(817)
Accumulated Depreciation and Amortization [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	(715,600)	(614,680)
Balance	(789,608)	(715,600)
Depreciation	(213,291)	(213,531)
Disposals	134,189	111,701
Foreign currency translation impact	5,094	910
Accumulated Depreciation and Amortization [Member] | Land and Building [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance
Balance
Depreciation
Disposals
Foreign currency translation impact
Accumulated Depreciation and Amortization [Member] | Machinery [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	(170,912)	(113,640)
Balance	(231,594)	(170,912)
Depreciation	(60,682)	(57,272)
Disposals
Foreign currency translation impact
Accumulated Depreciation and Amortization [Member] | Motor Vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	(296,910)	(198,572)
Balance	(280,622)	(296,910)
Depreciation	(94,549)	(98,338)
Disposals	110,837
Foreign currency translation impact
Accumulated Depreciation and Amortization [Member] | Office Equipment and Furniture [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	(177,284)	(156,000)
Balance	(197,605)	(177,284)
Depreciation	(46,349)	(35,170)
Disposals	23,352	12,259
Foreign currency translation impact	2,676	1,627
Accumulated Depreciation and Amortization [Member] | Computer Software [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	(70,494)	(146,468)
Balance	(79,787)	(70,494)
Depreciation	(11,711)	(22,751)
Disposals		99,442
Foreign currency translation impact	$ 2,418	$ (717)